Note 14 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Canadian federal statutory tax rate	[1]	$ 39,977	$ 38,685
Canadian federal statutory tax rate, percent	[1]	15.00%	15.00%
Provincial income taxes, net of federal income tax effect (2)	[2]	$ 3,474	$ 6,779
Provincial income taxes, net of federal income tax effect (2), percent	[2]	1.30%	2.60%
Changes in valuation allowances		$ 3,261	$ 0
Changes in valuation allowances, percent		1.20%	0.00%
Nondeductible stock-based compensation		$ 759	$ 3,591
Nondeductible stock-based compensation, percent		0.30%	1.40%
Effective tax rate		$ 75,765	$ 70,124
Effective tax rate, percent		28.40%	27.20%
Foreign Tax Jurisdiction [Member]
Statutory tax rate difference between U.S. and Canada		$ 24,669	$ 21,275
Statutory tax rate difference between U.S. and Canada, percent		9.30%	8.30%
Impact of contingent acquisition consideration fair value adjustments		$ 858	$ (2,863)
Impact of contingent acquisition consideration fair value adjustments, percent		0.30%	(1.10%)
Other taxes		$ 1,454	$ 1,264
Other taxes, percent		0.50%	0.50%
Other adjustments		$ 1,454	$ 1,264
Other adjustments, percent		0.50%	0.50%
Domestic Tax Jurisdiction [Member]
Other taxes		$ 1,313	$ 1,393
Other taxes, percent		0.50%	0.50%
Other adjustments		$ 1,313	$ 1,393
Other adjustments, percent		0.50%	0.50%

[1]	(1) The Canadian federal rate is comprised of the basic Part 1 federal tax rate of 38%, which is net 15% after federal abatement of 10% and the general tax reduction of 13%. Where subsidiaries are taxed in a different jurisdiction, the impact of the difference in statutory rates is included in "Provincial income taxes, net of federal income tax effect" and "Statutory tax rate difference between U.S. and Canada" within the table.
[2]	The provinces of Ontario and Alberta made up the majority (greater than 50%) of the tax effect in this category.